GOODWILL AND OTHER INTANGIBLE ASSETS - Goodwill (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	$ 4,769
Acquisitions through business combinations, intangible assets and goodwill	0
Goodwill derecognised without having previously been included in disposal group classified as held for sale	0
Goodwill, ending balance	4,769
Carlin
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	1,294
Acquisitions through business combinations, intangible assets and goodwill	0
Goodwill derecognised without having previously been included in disposal group classified as held for sale	0
Goodwill, ending balance	1,294
Cortez [Member]
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	899
Acquisitions through business combinations, intangible assets and goodwill	0
Goodwill derecognised without having previously been included in disposal group classified as held for sale	0
Goodwill, ending balance	899
Turquoise Ridge
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	722
Acquisitions through business combinations, intangible assets and goodwill	0
Goodwill derecognised without having previously been included in disposal group classified as held for sale	0
Goodwill, ending balance	722
Phoenix [Member]
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	119
Acquisitions through business combinations, intangible assets and goodwill	0
Goodwill derecognised without having previously been included in disposal group classified as held for sale	0
Goodwill, ending balance	119
Hemlo
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	63
Acquisitions through business combinations, intangible assets and goodwill	0
Goodwill derecognised without having previously been included in disposal group classified as held for sale	0
Goodwill, ending balance	63
Loulo-Gounkoto [Member]
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	1,672
Acquisitions through business combinations, intangible assets and goodwill	0
Goodwill derecognised without having previously been included in disposal group classified as held for sale	0
Goodwill, ending balance	$ 1,672